Credit Facilities, Long-Term Debt and Lease Liabilities - Restricted Cash and Letters of Credit (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Letter of credit
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 865		$ 782
Exercised amount	0		0
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,916
Outstanding letters of credit	645
Committed | Syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Facility size	1,950
Outstanding letters of credit	456
Committed | Bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	161
Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	220
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17		17
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash	52		$ 52
TransAlta Renewables Inc. | Non-committed | Demand facilities
Disclosure of detailed information about borrowings [line items]
Facility size		$ 400
Outstanding letters of credit	$ 220